Earnings Per Share (Reconciliation Between Net Income (Loss) Per Share Basic And Diluted) (Details) (USD $) In Millions, except Per Share data	3 Months Ended								12 Months Ended
	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jul. 03, 2010	Mar. 27, 2010	Dec. 26, 2009	Sep. 26, 2009	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Earnings Per Share
Income from continuing operations attributable to Sara Lee									$ 338	$ 582	$ 184
Income (loss) from discontinued operations attributable to Sara Lee									213	(160)	180
Gain on sale of discontinued operations									736	84
Net income attributable to Sara Lee									$ 1,287	$ 506	$ 364
Average shares outstanding - basic									621	688	701
Dilutive effect of stock compensation									4	3	2
Diluted shares outstanding									625	691	703
Income from continuing operations, per common share - Basic	$ 0.08	$ 0.21	$ 0.15	$ 0.10	$ 0.16	$ 0.02	$ 0.41	$ 0.25	$ 0.54	$ 0.85	$ 0.26
Income from discontinued operations, per common share - Basic									$ 1.53	$ (0.11)	$ 0.26
Net income, per common share - Basic	$ 0.19	$ 0.25	$ 1.30	$ 0.29	$ 0.28	$ (0.49)	$ 0.53	$ 0.41	$ 2.07	$ 0.74	$ 0.52
Income from continuing operations, per common share - Diluted	$ 0.08	$ 0.21	$ 0.15	$ 0.10	$ 0.16	$ 0.02	$ 0.41	$ 0.25	$ 0.54	$ 0.84	$ 0.26
Income from discontinued operations, per common share - Diluted									$ 1.52	$ (0.11)	$ 0.26
Net income, per common share - Diluted	$ 0.19	$ 0.25	$ 1.30	$ 0.29	$ 0.28	$ (0.49)	$ 0.53	$ 0.41	$ 2.06	$ 0.73	$ 0.52